Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Expenses [Abstract]
Restructuring expenses	$ (29,875)	$ 0	$ (276)
(Provision for) materials and spare parts obsolescence	(1,571)	(214)	1,132
(Provision for) contingencies	(735)	(688)	(69)
(Provision for) environmental remediation	(201)	(359)	(485)
Total other operating expenses	$ (32,382,000)	$ (1,261,000)	$ 302,000